Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011 week	Sep. 27, 2013 week	Sep. 28, 2012 week	Sep. 30, 2011 week
Number of weeks in fiscal year		52	52	53
Number of weeks in fourth quarter	14
Percentage of voting shares that triggers consolidation, minimum		50.00%
Advertising expense		$ 60	$ 55	$ 57
Reserve For Rebates
Rebates charged against gross sales		$ 2,363	$ 2,418	$ 2,264